OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,357)
Other comprehensive loss before reclassifications	(2,262)
Amounts reclassified from accumulated other comprehensive income	642
Net current-period other comprehensive loss	(1,620)	$ (177)
Ending balance	(7,977)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,365)
Other comprehensive loss before reclassifications	135
Amounts reclassified from accumulated other comprehensive income	0
Net current-period other comprehensive loss	135
Ending balance	(6,230)
Unrealized losses on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	8
Other comprehensive loss before reclassifications	(2,397)
Amounts reclassified from accumulated other comprehensive income	642
Net current-period other comprehensive loss	(1,755)
Ending balance	$ (1,747)